UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06199

The Nottingham Investment Trust II
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal Street, Suite 700, Boston Massachusetts 02110
(Name and address of agent for service)

With Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
2041 West 141st Terrace, Suite119
Leawood, Kansas 66224

Registrant’s telephone number, including area code: 410.837.3234

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Item 1. REPORTS TO STOCKHOLDERS.

BROWN CAPITAL MANAGEMENT

SEMI - ANNUAL REPORT
September 30, 2011 (Unaudited)

Small Company Fund International Equity Fund Mid-Cap Fund

Table of Contents

Fund Expenses	1

Schedules of Investments	2

Statements of Assets and Liabilities	9

Statements of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	16

Additional Information	23

The Brown Capital Management Funds
Fund Expenses	September 30, 2011 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Disclosure of Fund Expenses

	Beginning Account	Ending Account Value		Expense Paid During
	Value April 1, 2011	September 30, 2011	Expense Ratio(a)	Period(b)
Small Company Fund
Actual	$1,000.00	$834.80	1.19%	$5.46
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	1.19%	$6.01

International Equity Fund
Actual	$1,000.00	$787.40	2.00%	$8.94
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	2.00%	$10.08

Mid-Cap Fund
Actual	$1,000.00	$805.80	1.30%	$5.87
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	1.30%	$6.56

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366. Note this example is typically based on a six-month period.

Semi-Annual Report | September 30, 2011	1

The Brown Capital Management Small Company Fund
Schedule of Investments	September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 95.05%
	Business Services - 17.34%
760,680	ACI Worldwide, Inc.(a)	$20,949,127
1,023,386	Balchem Corp.	38,182,532
762,697	Concur Technologies, Inc.(a)	28,387,582
1,170,582	EnerNOC, Inc.(a)	10,535,238
1,759,960	MedAssets, Inc.(a)	16,913,216
3,167,630	NIC, Inc.	36,269,364
1,549,587	Nuance Communications, Inc.(a)	31,549,591
2,022,964	PROS Holdings, Inc.(a)(b)	26,076,006
		208,862,656
	Consumer Related - 11.36%
966,670	Dolby Laboratories, Inc. - Class A(a)	26,525,425
1,033,347	DTS, Inc.(a)(b)	25,658,006
209,645	Green Mountain Coffee Roasters, Inc.(a)	19,484,406
512,917	Peet’s Coffee & Tea, Inc.(a)	28,538,702
398,780	PetMed Express, Inc.	3,589,020
770,201	Rovi Corp.(a)	33,103,239
		136,898,798
	Industrial Products & Systems - 24.55%
529,149	ANSYS, Inc.(a)	25,949,467
290,898	CARBO Ceramics, Inc.	29,825,772
1,310,963	Cognex Corp.	35,540,207
1,633,489	Diodes, Inc.(a)	29,272,123
966,278	Dynamic Materials Corp.(b)	15,218,878
1,276,148	FEI Co.(a)	38,233,394
1,141,971	FLIR Systems, Inc.	28,606,374
713,379	Hittite Microwave Corp.(a)	34,741,557
1,151,930	Measurement Specialties, Inc.(a)(b)	29,904,103
1,399,538	Sun Hydraulics Corp.(b)	28,522,574
		295,814,449
	Information/Knowledge Management - 15.94%
1,931,654	American Software, Inc. - Class A(b)	14,004,491
1,666,697	Blackbaud, Inc.	37,117,342
1,043,762	Manhattan Associates, Inc.(a)	34,527,647
1,917,346	Netscout Systems, Inc.(a)	21,896,091
455,096	Quality Systems, Inc.	44,144,312
1,594,209	Tyler Technologies, Inc.(a)(b)	40,301,604
		191,991,487
	Medical/Health Care - 22.49%
1,608,344	Abaxis, Inc.(a)(b)	36,847,161
3,246,128	Accelrys, Inc.(a)(b)	19,671,536
225,090	Albany Molecular Research, Inc.(a)	634,754
568,600	Bruker Corp.(a)	7,693,158
1,186,656	Cantel Medical Corp.(b)	25,062,175
575,228	Gen - Probe, Inc.(a)	32,931,803
130,874	Human Genome Sciences, Inc.(a)	1,660,791
431,570	Incyte Corp., Ltd.(a)	6,029,033
1,041,516	IRIS International, Inc.(a)(b)	9,342,398
467,664	Kensey Nash Corp.(a)(b)	11,457,768
828,636	Medicis Pharmaceutical Corp. - Class A	30,228,641
1,660,367	Medidata Solutions, Inc.(a)(b)	27,296,433
1,669,489	Meridian Bioscience, Inc.	26,277,757
527,197	Techne Corp.	35,854,668
		270,988,076

2	www.browncapital.com

The Brown Capital Management Small Company Fund
Schedule of Investments	September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS (continued)
	Miscellaneous - 3.37%
1,167,675	Neogen Corp.(a)(b)	$40,541,676

Total Common Stocks (Cost $984,202,890)		1,145,097,142

SHORT TERM INVESTMENTS - 4.48%
54,029,416	Dreyfus Cash Management Institutional Shares, 0.05%(c)	54,029,416

Total Short Term Investments (Cost $54,029,416)		54,029,416

Total Value of Investments (Cost $1,038,232,306) - 99.53%		1,199,126,558
Other Assets in Excess of Liabilities - 0.47%		5,611,432
Net Assets - 100.00%		$1,204,737,990

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of this security. See Note 1 for more information.
(c)	Represents 7 day effective yield at September 30, 2011.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	17.34%	$208,862,656
Consumer Related	11.36%	136,898,798
Industrial Products & Systems	24.55%	295,814,449
Information/Knowledge Management	15.94%	191,991,487
Medical/Health Care	22.49%	270,988,076
Miscellaneous	3.37%	40,541,676
Short Term Investments	4.48%	54,029,416
Total	99.53%	$1,199,126,558

Semi-Annual Report | September 30, 2011	3

The Brown Capital Management International Equity Fund
Schedule of Investments	September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.79%
	Bermuda - 2.67%
6,281	Invesco, Ltd.	$97,418
10,467	Nabors Industries, Ltd.(a)	128,326
		225,744
	Canada - 6.04%
8,117	Canadian Natural Resources, Ltd.	238,343
13,884	Harry Winston Diamond Corp.(a)	141,238
7,357	Le Chateau, Inc., Class A	26,679
2,670	TMX Group, Inc.	104,313
		510,573
	China - 1.30%
117,500	Alibaba.com, Ltd.	109,844

	Egypt - 1.11%
34,055	Orascom Telecom Holding SAE(a)(b)(c)	93,651

	Finland - 1.22%
2,159	Kone OYJ, Class B	103,552

	France - 3.46%
13,277	Flamel Technologies SA(a)(d)	55,365
2,828	Sanofi-Aventis SA	186,977
585	Societe BIC SA	50,137
		292,479
	Germany - 2.10%
2,647	Bayerische Motoren Werke AG	177,191

	Hong Kong - 7.02%
170,000	Chaoda Modern Agriculture Holdings, Ltd.	24,013
49,404	Esprit Holdings, Ltd.	60,586
360,000	Kingdee International Software Group Co., Ltd.	135,912
331,000	Kingsoft Corp, Ltd.	126,663
396,000	Peak Sport Products Co., Ltd.	109,839
24,100	Ping An Insurance Group Co., Class H	136,788
		593,801
	Ireland - 6.84%
5,892	DCC PLC	148,245
10,181	ICON PLC(a)(d)	163,711
2,398	Paddy Power PLC	123,689
280,222	Total Produce PLC	142,662
		578,307
	Israel - 1.48%
3,364	Teva Pharmaceutical Industries, Ltd.(d)	125,208

	Italy - 2.26%
27,395	Azimut Holding SpA	191,403

	Japan - 18.09%
9,124	Foster Electric Co., Ltd.	109,776
75	Japan Tobacco, Inc.	353,462
15,700	Mitsubishi Estate Co., Ltd.	258,104
337	Rakuten, Inc.	394,543
47,000	Sapporo Holdings, Ltd.	176,715
17,690	Yamaha Motor Co., Ltd.(a)	237,610
		1,530,210

4	www.browncapital.com

The Brown Capital Management International Equity Fund
Schedule of Investments	September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS (continued)
	Luxembourg - 2.97%
2,494	Millicom International Cellular SA	$250,987

	Mexico - 2.25%
2,936	Fomento Economico Mexicano SAB de CV(d)	190,312

	Netherlands - 1.71%
8,846	Wolters Kluwer NV	144,883

	Singapore - 4.04%
141,000	Goodpack, Ltd.	163,866
152,424	UOB - Kay Hian Holdings, Ltd.	177,725
		341,591
	South Africa - 1.81%
3,765	Sasol, Ltd.(d)	152,859

	Spain - 2.10%
9,446	Grifols SA(a)	177,680

	Switzerland - 15.88%
57	Lindt & Spruengli AG	166,648
1	Lindt & Spruengli AG	34,781
3,877	Nestle SA	214,296
10,746	Nobel Biocare Holding AG(a)	108,243
1,305	Roche Holding AG	211,789
660	The Swatch Group AG	220,121
3,388	Transocean, Ltd.	161,743
5,523	Tyco International, Ltd.	225,062
		1,342,683
	United Kingdom - 13.44%
42,110	BAE Systems PLC	175,527
9,281	Diageo PLC	178,305
65,163	Man Group PLC	171,222
424,599	Management Consulting Group PLC	246,641
32,567	Reed Elsevier PLC	251,082
16,308	United Business Media, Ltd.	114,133
		1,136,910
Total Common Stocks (Cost $8,387,131)		8,269,868

WARRANTS - 0.00%
	United Kingdom - 0.00%
18,463	Management Consulting Group Warrant Shares (Expiring December 2011)(a)(e)	0

Total Warrants (Cost $0)		0

SHORT TERM INVESTMENTS - 2.09%
176,748	Dreyfus Cash Management Institutional Shares, 0.05%(f)	176,748

Total Short Term Investments (Cost $176,748)		176,748

Total Value of Investments (Cost $8,563,879) - 99.88%		8,446,616
Other Assets in Excess of Liabilities - 0.12%		10,345
Net Assets - 100.00%		$8,456,961

Semi-Annual Report | September 30, 2011	5

The Brown Capital Management International Equity Fund
Schedule of Investments	September 30, 2011 (Unaudited)

Information related to the illiquid security is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
6/17/10	Management Consulting Group Warrant Shares	$0	$0	0.00%
	(Expiring December 2011)(a)

(a)	Non-income producing investment.
(b)	Global Depositary Receipt.
(c)
Securities were issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of September 30, 2011, the aggregate market value of those securities was $93,651, representing 1.11% of net assets.

(d)	American Depositary Receipt.
(e)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(f)	Represents 7 day effective yield at September 30, 2011.

Common Abbreviations:
AG - Aktiengesellschaft (Germany & Switzerland)
NV - Naamloze Vennootschap (Denmark)
OYJ - Julkinen Osakeyhtio (Finland)
PLC - Public Limited Company (Ireland & United Kingdom)
SA - Societe Anonyme (France, Switzerland, Luxembourg, & Spain)
SAB de CV - Convertible Securities (Mexico)
SAE - Societe Anonyme Egyptienne (Egypt)
SpA - Societa Per Azioni (Italy)

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Basic Materials	1.67%	$141,238
Communications	4.27%	360,831
Consumer Discretionary	23.30%	1,970,134
Consumer Staples	17.51%	1,481,193
Consumer, Non-cyclical	2.07%	175,345
Energy	8.06%	681,271
Financials	13.44%	1,136,974
Health Care	10.69%	903,764
Industrials	12.57%	1,062,892
Information Technology	3.10%	262,575
Telecommunication Services	1.11%	93,651
Short Term Investments	2.09%	176,748
Total	99.88%	$8,446,616

6	www.browncapital.com

The Brown Capital Management Mid-Cap Fund
Schedule of Investments	September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.26%
	Consumer Discretionary - 11.08%
25,423	Dick’s Sporting Goods, Inc.(a)	$850,654
536	NVR, Inc.(a)	323,733
27,848	Staples, Inc.	370,378
9,011	Starbucks Corp.	336,020
19,513	Toll Brothers, Inc.(a)	281,573
11,778	Tractor Supply Co.	736,714
		2,899,072
	Energy - 5.50%
20,032	Cameron International Corp.(a)	832,129
11,105	Diamond Offshore Drilling, Inc.	607,888
		1,440,017
	Financials - 5.69%
22,864	Stifel Financial Corp.(a)	607,268
18,443	T Rowe Price Group, Inc.	881,022
		1,488,290
	Health Care - 25.23%
50,559	Allscripts Healthcare Solutions, Inc.(a)	911,073
6,819	Celgene Corp.(a)	422,232
9,619	Covance, Inc.(a)	437,184
5,299	IDEXX Laboratories, Inc.(a)	365,472
62,943	MedAssets, Inc.(a)	604,882
10,600	Meridian Bioscience, Inc.	166,844
19,608	Myriad Genetics, Inc.(a)	367,454
50,740	PAREXEL International Corp.(a)	960,508
11,416	Shire PLC(b)	1,072,305
21,714	St. Jude Medical, Inc.	785,830
6,766	Waters Corp.(a)	510,765
		6,604,549
	Industrials - 14.52%
11,452	Expeditors International of Washington, Inc.	464,379
9,166	Fastenal Co.	305,044
17,078	Iron Mountain, Inc.	540,006
8,872	JB Hunt Transport Services, Inc.	320,457
15,797	MSC Industrial Direct Co. - Class A	891,899
68,090	Quanta Services, Inc.(a)	1,279,411
		3,801,196
	Information Technology - 30.32%
24,417	Akamai Technologies, Inc.(a)	485,410
12,645	ANSYS, Inc.(a)	620,111
8,289	Blackbaud, Inc.	184,596
3,409	Concur Technologies, Inc.(a)	126,883
42,180	Diodes, Inc.(a)	755,866
3,005	Factset Research Systems, Inc.	267,355
34,934	FEI Co.(a)	1,046,623
32,931	FLIR Systems, Inc.	824,921
27,818	NetApp, Inc.(a)	944,143
19,276	Rovi Corp.(a)	828,482
29,254	Trimble Navigation, Ltd.(a)	981,472
56,802	The Western Union Co.	868,502
		7,934,364
	Materials - 3.45%
13,620	Ecolab, Inc.	665,882
3,825	Sigma-Aldrich Corp.	236,347
		902,229

Semi-Annual Report | September 30, 2011	7

The Brown Capital Management Mid-Cap Fund
Schedule of Investments	September 30, 2011 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS (continued)
	Medical/Health Care - 1.47%
10,561	Medicis Pharmaceutical Corp. - Class A	$385,265

Total Common Stocks (Cost $26,486,202)		25,454,982

SHORT TERM INVESTMENTS - 2.59%
678,640	Dreyfus Cash Management Institutional Shares, 0.05%(c)	678,640

Total Short Term Investments (Cost $678,640)		678,640

Total Value of Investments (Cost $27,164,842) - 99.85%		26,133,622
Other Assets in Excess of Liabilities - 0.15%		39,508
Net Assets - 100.00%		$26,173,130

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2011.

Common Abbreviations:
PLC - Public Limited Company (United Kingdom)

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Consumer Discretionary	11.08%	$2,899,072
Energy	5.50%	1,440,017
Financials	5.69%	1,488,290
Health Care	25.23%	6,604,549
Industrials	14.52%	3,801,196
Information Technology	30.32%	7,934,364
Materials	3.45%	902,229
Medical/Health Care	1.47%	385,265
Short Term Investments	2.59%	678,640
Total	99.85%	$26,133,622

8	www.browncapital.com

The Brown Capital Management Funds
Statements of Assets and Liabilities	September 30, 2011 (Unaudited)

	Small Company	International Equity
	Fund	Fund	Mid-Cap Fund
Assets:
Unaffiliated Investments, at cost	$721,289,248	$8,563,879	$27,164,842
Affiliated Investments, at cost	316,943,058	–	–
Unaffiliated Investments, at value	$849,221,749	$8,446,616	$26,133,622
Affiliated Investments, at value (Note 1)	349,904,809	–	–
Total Investments, at value	$1,199,126,558	$8,446,616	$26,133,622
Cash	–	774	–
Receivables:
Investments sold	1,400,112	–	–
Fund shares sold	6,062,247	16,181	34,237
Dividends, at value	391,007	14,553 *	19,286
Prepaid expenses	92,656	10,783	28,711
Due from Advisor	–	43,277	–
Total Assets	1,207,072,580	8,532,184	26,215,856

Liabilities:
Payables:
Investments purchased	203,055	51,942	–
Fund shares repurchased	972,606	97	11,033
Accrued expenses:
Advisory fees	1,027,745	–	12,311
Administration fees	23,145	1,462	1,274
Trustees’ fees	904	904	904
Chief compliance officer fees	553	2,803	553
Other expenses	106,582	18,015	16,651
Total Liabilities	2,334,590	75,223	42,726
Net Assets	$1,204,737,990	$8,456,961	$26,173,130

Net Assets Consist of:
Paid-in capital	$1,009,537,317	$11,304,079	$27,407,639
Undistributed/Overdistributed net investment income	(4,788,380)	17,001	(86,306)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	39,094,801	(2,746,426)	(116,983)
Net unrealized appreciation/(depreciation) on investments and foreign currency translation	160,894,252	(117,693)	(1,031,220)
Net Assets	$1,204,737,990	$8,456,961	$26,173,130
Shares Outstanding, no par value (unlimited shares authorized)	30,140,850	1,071,831	1,592,947
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$39.97	$7.89	$16.43

*    At Cost; $14,881

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2011	9

The Brown Capital Management Funds
Statements of Operations	For the Six Months Ended September 30, 2011 (Unaudited)

	Small Company	International Equity
	Fund	Fund	Mid-Cap Fund
Investment Income:
Dividends	$2,589,179	$172,937	$96,065
Dividends from affiliated securities	315,176	–	–
Foreign tax withheld	–	(21,094)	(85)
Interest	24,989	122	603
Total Investment Income	2,929,344	151,965	96,583

Expenses:
Advisory fees (Note 2)	6,506,157	51,728	105,541
Administration fees (Note 2)	549,187	25,470	31,524
Transfer agent fees (Note 2)	114,345	11,559	13,695
Custody fees (Note 2)	54,824	16,499	5,218
Registration/fees	42,754	12,527	23,802
Legal fees	19,694	19,694	19,694
Audit and tax preparation fees	6,751	6,751	6,751
Printing fees	54,282	554	1,240
Trustees’ fees and expenses	2,217	2,217	2,217
Compliance services fees	10,800	10,567	10,817
Prior service provider termination fees	308,148	8,679	15,248
Other expenses	48,565	4,774	5,300
Total Expenses	7,717,724	171,019	241,047
Expenses reimbursed by Advisor (Note 2)	–	(15,834)	–
Advisory fees waived (Note 2)	–	(51,728)	(58,158)
Net Expenses	7,717,724	103,457	182,889
Net Investment Income/(Loss)	(4,788,380)	48,508	(86,306)
Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) from investments	36,171,406	(263,348)	688,706
Net realized gain from investments - affiliated securities	7,078,612	–	–
Net realized gain from foreign currency transactions	–	102,424	–
Net change in unrealized depreciation of investments	(281,239,103)	(2,175,055)	(6,907,936)
Net change in unrealized depreciation of foreign currency translation	–	(306)	–
Realized and Unrealized Loss on Investments	(237,989,085)	(2,336,285)	(6,219,230)
Net Decrease in Net Assets Resulting From Operations	$(242,777,465)	$(2,287,777)	$(6,305,536)

See Notes to Financial Statements.

10	www.browncapital.com

The Brown Capital Management Funds
Statements of Changes in Net Assets

	Small Company Fund		International Equity Fund
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	September 30, 2011	Year Ended	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011	(Unaudited)	March 31, 2011
Operations:
Net investment income/(loss)	$(4,788,380)	$(5,780,791)	$48,508	$55,139
Net realized gain/(loss) from investments and foreign currency transactions	43,250,018	3,058,567	(160,924)	198,541
Net change in unrealized appreciation/(depreciation) of investments and foreign currency translation	(281,239,103)	262,514,652	(2,175,361)	491,540
Net Increase/(Decrease) in Net Assets Resulting from Operations	(242,777,465)	259,792,428	(2,287,777)	745,220

Distributions to Shareholders: (Note 4)
Net investment income	–	–	–	(206,790)
Net realized gains from investment transactions	–	(4,319,301)	–	–
Net Decrease in Net Assets from Distributions	–	(4,319,301)	–	(206,790)

Capital Share Transactions:
Shares sold	459,695,941	445,199,122	618,050	5,511,147
Reinvested dividends and distributions	–	4,071,971	–	163,345
Shares repurchased	(190,459,206)	(282,710,545)	(569,486)	(8,327,801)
Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	269,236,735	166,560,548	48,564	(2,653,309)
Net Increase/(Decrease) in Net Assets	26,459,270	422,033,675	(2,239,213)	(2,114,879)

Net Assets:
Beginning of Period	1,178,278,720	756,245,045	10,696,174	12,811,053
End of Period	$1,204,737,990	$1,178,278,720	$8,456,961	$10,696,174

Accumulated Net Investment Income/(Loss)	$(4,788,380)	$–	$17,001	$(31,507)

Share Information:
Shares sold	9,782,159	11,099,967	64,791	606,822
Reinvested distributions	–	93,609	–	16,909
Shares repurchased	(4,248,422)	(7,338,134)	(60,101)	(894,967)
Net Increase/(Decrease) in Capital Shares	5,533,737	3,855,442	4,690	(271,236)
Shares Outstanding, Beginning of Period	24,607,113	20,751,671	1,067,141	1,338,377
Shares Outstanding, End of Period	30,140,850	24,607,113	1,071,831	1,067,141

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2011	11

The Brown Capital Management Funds
Statements of Changes in Net Assets (continued)

	Mid-Cap Fund
	For the Six
	Months Ended	For the
	September 30, 2011	Year Ended
	(Unaudited)	March 31, 2011
Operations:
Net investment loss	$(86,306)	$(68,699)
Net realized gain from investments	688,706	730,439
Net change in unrealized appreciation/(depreciation) of investments	(6,907,936)	3,146,652
Net Increase/(Decrease) in Net Assets Resulting from Operations	(6,305,536)	3,808,392

Distributions to Shareholders: (Note 4)
Net realized gains from investment transactions	–	(55,909)
Net Decrease in Net Assets from Distributions	–	(55,909)

Capital Share Transactions:
Shares sold	14,551,941	12,352,121
Reinvested dividends and distributions	–	42,377
Shares repurchased	(5,557,139)	(2,781,585)
Net Increase in Net Assets Resulting from Capital Share Transactions	8,994,802	9,612,913
Net Increase in Net Assets	2,689,266	13,365,396

Net Assets:
Beginning of Period	23,483,864	10,118,468
End of Period	$26,173,130	$23,483,864

Accumulated Net Investment Income/(Loss)	$(86,306)	$–

Share Information:
Shares sold	743,466	670,056
Reinvested distributions	–	2,263
Shares repurchased	(302,014)	(165,005)
Net Increase in Capital Shares	441,452	507,314
Shares Outstanding, Beginning of Period	1,151,495	644,181
Shares Outstanding, End of Period	1,592,947	1,151,495

See Notes to Financial Statements.

12	www.browncapital.com

The Brown Capital Small Company Fund
Financial Highlights

	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2011 (Unaudited)		March 31, 2011	March 31, 2010	March 31, 2009	March 31, 2008	March 31, 2007
Net Asset Value, Beginning of Period	$47.88		$36.44	$23.71	$31.63	$35.44	$34.90
Income (Loss) from Investment Operations:
Net Investment Loss	(0.16)		(0.23)	(0.16)	(0.15)	(0.26)	(0.30)
Net Realized and Unrealized Gain (Loss) on Investments	(7.75)		11.86	12.89	(7.44)	0.22	4.42
Total from Investment Operations	(7.91)		11.63	12.73	(7.59)	(0.04)	4.12
Less Distributions:
Distributions (from capital gains)	–		(0.19)	–	(0.33)	(3.77)	(3.58)
Total Distributions	–		(0.19)	–	(0.33)	(3.77)	(3.58)
Net Asset Value, End of Period	$39.97		$47.88	$36.44	$23.71	$31.63	$35.44

Total Return(a)	(16.52%	)(b)	31.98%	53.69%	(24.00% )	(1.33% )	12.56%

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$1,204,738		$1,178,279	$756,245	$312,066	$297,437	$328,085
Average Net Assets for the Period (000s)	$1,301,231		$854,095	$539,424	$317,926	$318,185	$361,229
Ratio of Expenses to Average Net Assets	1.19%	(c)	1.19%	1.21%	1.24%	1.22%	1.20%
Ratio of Net Investment Loss to Average Net Assets	(0.74%	)(c)	(0.68% )	(0.63% )	(0.64% )	(0.77% )	(0.77% )
Portfolio Turnover Rate	10%	(b)	7%	13%	8%	21%	14%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United State of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2011	13

The Brown Capital International Equity Fund
Financial Highlights

	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2011 (Unaudited)		March 31, 2011	March 31, 2010	March 31, 2009	March 31, 2008	March 31, 2007
Net Asset Value, Beginning of Period	$10.02		$9.57	$5.99	$12.33	$16.68	$14.17
Income (Loss) from Investment Operations:
Net Investment Income	0.05		0.05	0.01	0.12	0.15	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(2.18)		0.59	3.63	(5.75)	(1.43)	2.99
Total from Investment Operations	(2.13)		0.64	3.64	(5.63)	(1.28)	3.02
Less Distributions:
Dividends (from net investment income)	–		(0.19)	(0.06)	(0.12)	(0.05)	(0.02)
Distributions (from capital gains)	–		–	–	(0.59)	(3.02)	(0.49)
Total Distributions	–		(0.19)	(0.06)	(0.71)	(3.07)	(0.51)
Net Asset Value, End of Period	$7.89		$10.02	$9.57	$5.99	$12.33	$16.68

Total Return(a)	(21.26%	)(b)	6.79%	61.09%	(46.39% )	(9.84% )	21.46%

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$8,457		$10,696	$12,811	$6,827	$14,628	$17,235
Average Net Assets for the Period (000s)	$10,346		$11,461	$10,445	$10,248	$16,854	$15,099
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	3.31%	(c)	2.91%	2.78%	2.85%	2.15%	2.09%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	2.00%	(c)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income to Average Net Assets	0.94%	(c)	0.48%	0.01%	1.32%	1.10%	0.20%
Portfolio Turnover Rate	8%	(b)	28%	44%	46%	54%	31%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United State of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

14	www.browncapital.com

The Brown Capital Mid-Cap Fund
Financial Highlights

	For the
	Six Months
	Ended		For the	For the	For the	For the	For the
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2011 (Unaudited)		March 31, 2011	March 31, 2010	March 31, 2009	March 31, 2008	March 31, 2007
Net Asset Value, Beginning of Period	$20.39		$15.71	$9.86	$12.95	$14.26	$15.87
Income (Loss) from Investment Operations:
Net Investment Income (Loss)	(0.05)		(0.06)	(0.06)	0.36	(0.09)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(3.91)		4.81	5.91	(3.05)	(0.25)	0.11
Total from Investment Operations	(3.96)		4.75	5.85	(2.69)	(0.34)	0.03
Less Distributions:
Dividends (from net investment income)	–		–	–	(0.40)	–	–
Distributions (from capital gains)	–		(0.07)	–	–	(0.97)	(1.64)
Total Distributions	–		(0.07)	–	(0.40)	(0.97)	(1.64)
Net Asset Value, End of Period	$16.43		$20.39	$15.71	$9.86	$12.95	$14.26

Total Return(a)	(19.42%	)(b)	30.30%	59.33%	(20.80% )	(3.13% )	0.29%

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$26,173		$23,484	$10,118	$2,251	$2,675	$2,769
Average Net Assets for the Period (000s)	$28,137		$12,678	$8,513	$2,509	$2,913	$2,714
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.71%	(c)	2.03%	2.79%	4.16%	2.81%	3.20%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.30%	(c)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.61%	)(c)	(0.54% )	(0.47% )	1.19%	(0.65% )	(0.53% )
Portfolio Turnover Rate	9%	(b)	38%	35%	51%	63%	65%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United State of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2011	15

The Brown Capital Management Funds
Notes to Financial Statements	September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), and The Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of The Nottingham Investment Trust II (the “Trust”). The Trust is a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified company as defined in the 1940 Act.

The Small Company Fund commenced operations on December 31, 1992. The investment objective of the Fund is to seek capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment.

The International Equity Fund commenced operations on May 28, 1999. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies.

The Mid-Cap Fund commenced operations on September 30, 2002. The investment objective of the Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid-Cap Fund seeks to achieve its investment objective investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered “mid-cap” companies. The Fund’s investment advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index.

Prior to December 31, 2008, the Mid-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares). On that date, the Investor Shares were converted into the Institutional Shares. Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on September 30, 2011.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

16	www.browncapital.com

The Brown Capital Management Funds
Notes to Financial Statements	September 30, 2011 (Unaudited)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.
The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2011:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$1,145,097,142	$–	$–	$1,145,097,142
Short Term Investments	54,029,416	–	–	54,029,416
Total	$1,199,126,558	$–	$–	$1,199,126,558

International Equity Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,269,868	$–	$–	$8,269,868
Short Term Investments	176,748	–	–	176,748
Warrants	–	–	0	0
Total	$8,446,616	$–	$–	$8,446,616

Mid-Cap Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$25,454,982	$–	$–	$25,454,982
Short Term Investments	678,640	–	–	678,640
Total	$26,133,622	$–	$–	$26,133,622
*See Schedule of Investments for industry classifications

There were no significant transfers into or out of Levels 1 and 2 during the period. All securities of the Funds, except for International Equity were valued using Level 1 inputs during the six months ended September 30, 2011. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the International Equity Fund:

			Change in		Transfer		Net change in unrealized
Investments			unrealized	Net	in and/or		appreciation/ (depreciation
in Securities	Balance as of	Realized	appreciation/	purchases/	(out) of	Balance as of	attributable to level 3 investments
at Value	March 31, 2011	gain/(loss)	(depreciation)	(sales)	Level 3	September 30, 2011	still held at September 30, 2011
Warrants	$0	$0	$0	$0	$0	$0	$0
TOTAL	$0	$0	$0	$0	$0	$0	$0

Semi-Annual Report | September 30, 2011	17

The Brown Capital Management Funds
Notes to Financial Statements	September 30, 2011 (Unaudited)

Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of September 30, 2011, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers would be deemed to be affiliates of that Fund for purposes of the 1940 Act.

	Share Balance at			Share Balance at	Market Value at
Security Name	April 1, 2011	Purchases	Sales	September 30, 2011	September 30, 2011	Dividends	Realized Loss
Abaxis, Inc.	1,082,237	526,107	–	1,608,344	$36,847,161	$–	$–
Accelrys, Inc.	3,612,654	633,551	1,000,077	3,246,128	19,671,536	–	(4,519,833)
American Software, Inc. - Class A	1,373,199	558,455	–	1,931,654	14,004,491	150,567	–
Cantel Medical Corp.	900,916	285,740	–	1,186,656	25,062,175	–	–
DTS, Inc.	581,483	451,864	–	1,033,347	25,658,006	–	–
Dynamic Materials Corp.	841,961	124,317	–	966,278	15,218,878	38,651	–
IRIS International, Inc.	1,737,211	–	695,695	1,041,516	9,342,398	–	(2,429,299)
Kensey Nash Corp.	587,977	–	120,313	467,664	11,457,768	–	(129,480)
Measurement Specialties, Inc.	1,151,930	–	–	1,151,930	29,904,103	–	–
Medidata Solutions, Inc.	916,594	743,773	–	1,660,367	27,296,433	–	–
Neogen Corp.	880,480	287,195	–	1,167,675	40,541,676	–	–
PROS Holdings, Inc.	1,730,877	292,087	–	2,022,964	26,076,006	–	–
Sun Hydraulics Corp.	732,440	667,098	–	1,399,538	28,522,574	125,958	–
Tyler Technologies, Inc.	1,322,328	271,881	–	1,594,209	40,301,604	–	–
TOTAL	17,452,287	4,842,068	1,816,085	20,478,270	$349,904,809	$315,176	$(7,078,612)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

18	www.browncapital.com

The Brown Capital Management Funds
Notes to Financial Statements	September 30, 2011 (Unaudited)

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2. TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS
Advisor
Each Fund pays a monthly advisory fee to Brown Capital Management, LLC (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the following annual rates:

	Advisor Fees
			Expense Limitation	Advisor Fees
Fund	Average Net Assets	Rate	Ratio	Waived	Expenses Reimbursed
Small Company Fund	On all assets	1.00%	1.50%	$–	$–
International Equity Fund	First $100 million	1.00%	2.00%	51,728	15,834
	Over $100 million	0.75%
Mid-Cap Fund	On all assets	0.75%	1.30%	58,158	–

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) do not exceed certain limits, which are (at the time this report is being produced) for the Mid-Cap Fund, the Small Company Fund and the International Equity Fund, 1.30%, 1.50% and 2.00% of the average daily net assets of those Funds, respectively.

Each of the Funds may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) fiscal years, provided that the particular fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular fund to exceed the percentage limits as described above. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular fund’s assets exceed $20 million for the Small Company Fund and the International Equity Fund or $15 million for the Mid-Cap Fund; (ii) the particular fund’s total annual expense ratio is less than the percentage described above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

	March 31,	March 31,	March 31,
Fund	2014	2013	2012
International	$104,043	$81,745	$87,241
Equity Fund
Mid-Cap Fund	92,688	126,817	145,106

Semi-Annual Report | September 30, 2011	19

The Brown Capital Management Funds
Notes to Financial Statements	September 30, 2011 (Unaudited)

Administrator
Effective August 8, 2011, ALPS Fund Services, Inc. (“ALPS” and the“ Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement(“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee based on the annual minimum fee of $275,000.

Prior to August 8, 2011, each Fund paid a monthly administration fee to The Nottingham Company (“the Prior Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates which were subject to a minimum of $2,000 per month per Fund. The Prior Administrator also received a fee to procure and pay the custodian for the Funds, additional compensation for fund accounting and recordkeeping services and for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. A breakdown of fees paid to the Prior Administrator is provided in the table below.

	Administration Fees(1)		Custody Fees(1)
								Blue Sky
	Average Net	Annual			Fund Accounting		Fund Accounting	Administration Fees
	Assets	Rate	Average Net Assets	Annual Rate	Fees (Monthly)		Fees (on all assets)	(Annual)
All Funds	First $50 million	0.175%	First $100 million	0.020%	$2,250	(2)	0.01%	$160 per state
	Next $50 million	0.150%	Over $100 million	0.009%	$750	(2)
	Next $50 million	0.125%
	Over $150 million	0.100%

(1)	Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.

(2)	These fees are based on the number of classes of shares for each Fund. Each Fund paid $2,250 per month for the initial class of shares and $750 per month for each additional class of shares.

Compliance Services
Effective August 8, 2011, ALPS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Administration Agreement for these services.

Prior to August 8, 2011, The Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of The Nottingham Company, provided services which assisted the Trust’s Chief Compliance Officer. NCS received compensation for this service at an annual rate of $7,750 for each Fund.

Transfer Agent
Effective August 1, 2011, ALPS serves as transfer, dividend paying, and shareholder servicing agent for the Funds.

Prior to August 1, 2011, Nottingham Shareholder Services, LLC (“Prior Transfer Agent”) served as transfer, dividend paying, and shareholder servicing agent for the Funds. The Prior Transfer Agent received compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,500 per month per Fund and $500 per month per Fund for each additional class of shares. The Transfer Agent is also reimbursed for out-of-pocket expenses.

Distributor
Effective August 1, 2011, ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributors. The Distributor acts as an agent for the Funds and the distributor of their shares.

Prior to August 1, 2011, Capital Investment Group, Inc. (the “Prior Distributor”) served as the Funds’ principal underwriter and distributor. Certain Trustees and officers of the Trust are also employees and/or officers of the Advisor, the Prior Administrator, NCS, the Prior Transfer Agent or the Prior Distributor.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES
For the six months ended September 30, 2011, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown in the following table.

	Purchase of	Proceeds from Sales
Fund	Securities	of Securities
Small Company Fund	$397,609,733	$129,997,142
International Equity Fund	965,342	824,204
Mid-Cap Fund	11,688,505	2,297,683

4. FEDERAL INCOME TAX
Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be

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The Brown Capital Management Funds
Notes to Financial Statements	September 30, 2011 (Unaudited)

sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2008, 2009, 2010, and as of and during the six months ended September 30, 2011, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

At September 30, 2011, the tax-basis cost of investments and components of net assets were as follows:

	Small Company	International
Cost of Investments	Fund	Equity Fund	Mid-Cap Fund
Unrealized
Appreciation	$278,374,399	$1,178,488	$2,954,815
Unrealized
(Depreciation)	$(118,852,342)	$(1,575,984)	$(4,134,414)
Net Unrealized
Appreciation/
(Depreciation)	$159,522,057	$(397,496)	$(1,179,599)
Cost of investments
for income tax
purposes	$1,039,604,501	$8,844,112	$27,313,221

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales, and passive foreign investment companies. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital and currency losses on certain transactions is deferred until the subsequent tax year. As of March 31, 2011, these amounts were $385,451 and $3,470 for capital losses and currency losses, respectively for the International Equity Fund. Consequently, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the Funds’ fiscal year-end that have not been recognized for tax purposes (Post-October loss deferrals).

Accumulated capital losses noted below represent net capital loss carryforwards, as of March 31, 2011, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows the expiration dates of the carryovers.

Expiration	Small Company	International
Dates	Fund	Equity Fund	Mid-Cap Fund
March 31, 2017	$–	$1,189,329	$–
March 31, 2018	–	727,019	653,244
March 31, 2019	1,797,981	–	–
Distributions during the fiscal year ended March 31, 2011 shown were characterized for tax purposes as follows:

Fund	Ordinary Income	Long-term Capital Gain
Small Company Fund	$–	$4,319,301
International Equity Fund	206,790	–
Mid-Cap Fund	55,909	–

There were no distributions for the six months ended September 30, 2011, for any of the Funds.

5. COMMITMENTS AND CONTINGENCIES
Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

6. NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board (“FASB) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law,

Semi-Annual Report | September 30, 2011	21

The Brown Capital Management Funds
Notes to Financial Statements	September 30, 2011 (Unaudited)

capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

7. SUBSEQUENT EVENTS
The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2011. However, the following are details relating to subsequent events through the date the financial statements were issued.

The Trust is currently not a party to any litigation. However, the Trust has received a demand letter from the Prior Administrator alleging that the Trust improperly terminated a service agreement that existed between the parties. The Prior Administrator clams it is owned damages in the form of lost profits of not less than $1.24 million. The Prior Administrator has not filed a lawsuit relating to this matter. The Trust is in the process of formulating a response to this demand letter. Should a lawsuit be filed, the Board believes that the Trust will have one or more meritorious defenses and expects the Trust to defend its position vigorously.

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The Brown Capital Management Funds
Additional Information	September 30, 2011 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD
A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-800-773-3863 and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. Additionally, you may obtain copies of the Funds’ form N-Q by calling the Funds at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

Semi-Annual Report | September 30, 2011	23

Must be accompanied or preceded by a prospectus. Funds distributed by ALPS Distributors, Inc. 1290 Broadway, Suite 1100, Denver, CO 80203

Item 2. CODE OF ETHICS.

          Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None.

Item 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)
/s/ Cecil E. Flamer
Cecil E. Flamer Treasurer and Principal Financial Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer, The Nottingham Investment Trust II

Date: November 28, 2011

By: (Signature and Title)
/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer, The Nottingham Investment Trust II

Date: November 28, 2011